UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2000
                                                 ------------------

Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:             Calvert Investment Counsel
                  -----------------------------
Address:          206 Village Square/Cross Keys
                  -----------------------------
                  Baltimore, Maryland  21210
                  -----------------------------

Form 13F File Number:   028-06266
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    E. Kingdon Hurlock, Jr., CFA
         -----------------------------
Title:   Principal
         -----------------------------
Phone:   410-435-3270
         -----------------------------

Signature, Place, and Date of Signing:

     /s/ E. Kingdon Hurlock
    ----------------------------    ----------------------------   -----------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


NONE


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                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:
                                                 -------------

Form 13F Information Table Entry Total:           87
                                                 -------------

Form 13F Information Table Value Total:          $ 189,401,477
                                                 -------------
                                                   (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE




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                                                     Form 13F INFORMATION TABLE
                                                                       --INVESTMENT DISCRETION--         --VOTING POWER--
    ITEM 1            ITEM 2      ITEM 3         ITEM 4        ITEM 5                   SHARED
                                               MARKET VALUE  SHARES /      SOLE SHARED  OTHER            SOLE   SHARED    NONE
                                               ------------  --------      ---- -----   -----            ----   ------    ----
NAME OF ISSUER    TITLE OF CLASS   CUSIP          (x$1000)   PAR VALUE     (A)   (B)     (C)   MANAGER   (A)     (B)       (C)
--------------    --------------  ------       ------------  --------      ---  -----   -----  -------   ----   ------    ----



Abbott Labs             COM       002824100      2,765,759      58,150      X                                             58,150

ADC Telecom             COM       000886101      6,335,431     235,600      X                                            235,600

American Intl. Group    COM       026874107        321,797       3,363      X                                              3,363

America Online          COM       02364J104      2,551,781      47,475      X                                             47,475

Automatic Data          COM       053015103      1,166,568      17,444      X                                             17,444
Processing

American Express Co.    COM       025816109      6,407,606     105,475      X                                            105,475

Baron Asset Fund        COM       068278100        213,172       3,365      X                                              3,365

Bank of New York        COM       064057102      6,862,050     122,400      X                                            122,400

Bell South              COM       079860102        217,350       5,400      X                                              5,400

Bristol Myers           COM       110122108        252,950       4,428      X                                              4,428
Squibb Co.

BP Amoco PLC            COM       055622104        252,280       4,760      X                                              4,760

Brandywine Fund         COM       105320107        211,789       4,583      X                                              4,583

Citigroup Inc.          COM       172967101      3,707,660      68,581      X                                             68,581

Carnival Corp. C1 A     COM       143658102        482,034      19,575      X                                             19,575

Clear Channel Comm.     COM       184502102      2,971,024      52,585      X                                             52,585

Cendant Corp.           COM       151313103        916,425      84,269      X                                             84,269

Constellation Energy    COM       210371100        449,840       9,042      X                                              9,042
Group

Chevron                 COM       166751107      1,515,319      17,775      X                                             17,775

Colgate Palmolive       COM       194162103        264,320       5,600      X                                              5,600

Chase Manhattan Corp.   COM       16161A108        818,673      17,725      X                                             17,725

Conseco, Inc.           COM       208464107        214,423      28,121      X                                             28,121

Computer Sciences       COM       205363104      3,679,236      49,552      X                                             49,552

Cisco Systems           COM       17275R102     34,965,626     632,862      X                                            632,862

DuPont E 1              COM       263534109      1,091,547      26,342      X                                             26,342

Walt Disney Co.         COM       254687106      1,943,750      50,817      X                                             50,817

Diamond Offshore        COM       25271C102      1,396,050      34,050      X                                             34,050

DeVRY Inc.              COM       251893103        432,688      11,500      X                                             11,500

Electronic Data Systems COM       285661104        644,246      15,524      X                                             15,524

EMC Corp.               COM       268648102        342,973       3,460      X                                              3,460

El Paso Energy          COM       283905107      1,689,449      27,415      X                                             27,415

Ericsson Tel ADR        COM       294821400      2,909,057     196,392      X                                            196,392

FelCor Lodging Trust    COM       31430F101        635,938      27,500      X                                             27,500

Flextronics Intl        COM       Y2573F102        367,509       4,475      X                                              4,475

Federal Natonal
Mortgage Assn.          COM       313586109        244,387       3,418      X                                              3,418

General Electric        COM       369604103     18,574,221     321,980      X                                            321,980

Corning Glass Works     COM       219350105      4,536,675      15,275      X                                             15,275

Hughes Electronics      COM       370442832        435,006      11,700      X                                             11,700

Health Care             COM       42191510         514,705      17,374      X                                             17,374
Properties

Home Depot, INC.        COM       437076102        253,798       4,783      X                                              4,783

Intel Corp.             COM       458140100      6,580,258     158,322      X                                            158,322

Jabil Circuit           COM       466313103        879,625      15,500      X                                             15,500

Johnson & Johnson       COM       478160104        456,536       4,860      X                                              4,860

K Mart Corp.            COM       482584109        171,300      28,550      X                                             28,550

Kimberly Clark Corp.    COM       49436810         362,781       6,500      X                                              6,500

Coca Cola               COM       191216100        682,117      12,374      X                                             12,374

Lear Corp.              COM       521865105        845,119      41,100      X                                             41,100

AT&T Liberty Media      COM       001957208      1,341,900      74,550      X                                             74,550
Group CL A

Lowes Cos.              COM       548661107      2,352,213      52,417      X                                             52,417

LSI Logic               COM       502161102        700,538      23,950      X                                             23,950

McDonalds Corp.         COM       580135101      1,558,218      51,618      X                                             51,618

Mercury Interactive     COM       589405109      9,287,438      59,250      X                                             59,250

Mutual Risk Mgmt.       COM       628351108        384,301      17,518      X                                             17,518

Philip Morris Cos.      COM       718154107      1,022,894      34,748      X                                             34,748

Motorola Inc.           COM       620076109      4,017,263     142,204      X                                            142,204

Merck & Co.             COM       589331107      2,324,385      31,226      X                                             31,226

Nortel Networks         COM       656569100        305,913       5,136      X                                              5,136

Nextel Communication    COM       65332V103      2,328,150      49,800      X                                             49,800

Pepsico                 COM       713448108        465,980      10,130      X                                             10,130

Conseco Financing       PREF      20847P205        197,944      15,300      X                                             15,300
Trust V 8.7% Pfd

TVA 6.75%, 6/1/28       PREF      880591300        257,878      11,590      X                                             11,590
Ser D Pfd P 6/03

Pfizer Inc.             COM       71708110       2,774,441      61,740      X                                             61,740

Proctor & Gamble        COM       742718109        355,636       5,308      X                                              5,308

Pilgrim Prime Rate      COM       72146W103        107,725      12,400      X                                             12,400
Trust

T. Rowe Price Equity              779547108        264,094      10,731      X                                             10,731
Income Fund             COM

Qwest Communications    COM       749121109        754,581      15,700      X                                             15,700

Rite Aid                COM       767754104         92,800      23,200      X                                             23,200

Transocean Sedco        COM       G90078109        751,455      12,818      X                                             12,818
Forex Inc.

T. Rowe Price Equity              779556109        246,862       5,508      X                                              5,508
Mid Cap Growth Fund     COM

SBC Communications      COM       78387G103        508,750       10,175     X                                              10,175

Southdown, Inc.         COM       841297104      3,288,544       46,155     X                                              46,155

Schering-Plough Corp.   COM       806605101      3,421,796       73,587     X                                              73,587

Schlumberger Ltd.       COM       806857108      2,540,658       30,866     X                                              30,866

Staples Inc.            COM       855030102      2,762,547      194,717     X                                             194,717

Steinroe Intermed       COM       858420300        138,937       16,250     X                                              16,250
Bond Fund

Sun Microsystems        COM       866810104        238,637        2,044     X                                               2,044

Service Master Co.      COM       81760N109        458,328       46,413     X                                              46,413

Teva Pharm Inds ADR     COM       881624209      4,153,391       56,750     X                                              56,750

Thermo Electron Corp.   COM       883556102        591,838       22,763     X                                              22,763

TOTAL FINA ELF S.A.     COM       89151E109        980,391       13,350     X                                              13,350

Texaco, Inc.            COM       881694103        265,125        5,050     X                                               5,050

Texas Instruments Inc.  COM       882508104        225,556        4,780     X                                               4,780

Tyco International      COM       902124106      2,793,261       53,846     X                                              53,846

Viacom Inc. Cl B        COM       925524308      3,336,606       57,036     X                                              57,036

Verizon Comm            COM       92343V104        867,758       17,915     X                                              17,915

Wachovia Corp.          COM       929771103        240,865        4,249     X                                               4,249

Wal-Mart                COM       931142103      4,032,875       83,800     X                                              83,800

Exxon Mobil Corp.       COM       30231G102      3,130,159       35,212     X                                              35,212



REPORT TOTALS                                  189,401,477
                                               ===========     =========




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